UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img9c110a8e1.jpg]

American Funds Corporate Bond Fund®

Investment portfolio

February 28, 2019

unaudited

Bonds, notes & other debt instruments 92.74% Corporate bonds & notes 84.85% Financials 15.95%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$200	$198
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.15% 2025	250	248
ACE INA Holdings Inc. 3.35% 2026	100	100
American International Group, Inc. 3.90% 2026	300	293
American International Group, Inc. 4.80% 2045	100	96
American International Group, Inc. 4.75% 2048	700	662
AXA Equitable Holdings, Inc. 5.00% 2048	225	212
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)1	3,125	3,139
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)1	1,000	1,014
Barclays Bank PLC 4.95% 2047	1,300	1,247
Berkshire Hathaway Finance Corp. 4.20% 2048	1,550	1,568
Berkshire Hathaway Finance Corp. 4.25% 2049	300	305
Berkshire Hathaway Inc. 3.125% 2026	350	347
Berkshire Hathaway Inc. 4.50% 2043	125	132
BNP Paribas 3.375% 20252	1,550	1,501
CBOE Holdings, Inc. 1.95% 2019	850	848
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)1	1,125	1,151
Crédit Agricole SA 4.375% 20252	480	480
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)1,2	650	629
Credit Suisse Group AG 3.80% 2023	425	425
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)1,2	1,350	1,358
Credit Suisse Group AG 4.55% 2026	500	513
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)1,2	2,000	1,926
Danske Bank AS 2.80% 20212	750	737
Danske Bank AS 2.70% 20222	200	193
Discover Financial Services 3.35% 2023	650	643
Ford Motor Credit Co. 3.81% 2024	2,500	2,331
Goldman Sachs Group, Inc. 2.55% 2019	1,618	1,615
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,725	1,690
Goldman Sachs Group, Inc. 3.854% 20263	425	415
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)1	1,250	1,218
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)1	2,295	2,302
Groupe BPCE SA 2.75% 20232	250	243
Groupe BPCE SA 5.70% 20232	200	210
Groupe BPCE SA 5.15% 20242	620	636
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)1	1,275	1,288
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)1	2,573	2,639
Intesa Sanpaolo SpA 5.017% 20242	870	806
Intesa Sanpaolo SpA 5.71% 20262	1,860	1,744
JPMorgan Chase & Co. 2.25% 2020	1,552	1,544
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)1	1,100	1,117
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)1	1,808	1,855
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)1	4,085	4,280
Lloyds Banking Group PLC 4.45% 2025	1,800	1,843
Lloyds Banking Group PLC 4.375% 2028	590	591

American Funds Corporate Bond Fund — Page 1 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 4.375% 2029	$1,410	$1,456
Marsh & McLennan Companies, Inc. 4.90% 2049	200	211
MetLife, Inc. 4.60% 2046	100	104
Metropolitan Life Global Funding I 2.00% 20202	150	149
Metropolitan Life Global Funding I 2.05% 20202	1,350	1,336
Metropolitan Life Global Funding I 2.50% 20202	150	149
Metropolitan Life Global Funding I 1.95% 20212	850	826
Metropolitan Life Global Funding I 2.40% 20212	1,200	1,189
Metropolitan Life Global Funding I 3.45% 20212	150	151
Metropolitan Life Global Funding I 3.60% 20242	250	253
Metropolitan Life Global Funding I 3.45% 20262	150	149
Metropolitan Life Global Funding I 3.00% 20272	200	191
Mitsubishi UFJ Financial Group, Inc. 3.407% 2024	1,300	1,301
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)1	2,500	2,524
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)1	5,565	5,753
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	1,595	1,612
National Rural Utilities Cooperative Finance Corp. 4.30% 2049	200	204
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)1,2	1,400	1,405
New York Life Global Funding 1.70% 20212	900	872
New York Life Global Funding 2.00% 20212	800	784
New York Life Global Funding 2.30% 20222	1,150	1,120
New York Life Global Funding 3.00% 20282	200	193
Nuveen, LLC 4.00% 20282	975	1,015
Principal Financial Group, Inc. 4.111% 20282	250	251
Progressive Corp. 4.00% 2029	250	261
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)1	150	156
Prudential Financial, Inc. 3.905% 2047	350	323
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)1	500	494
Prudential Financial, Inc. 4.35% 2050	550	541
Rabobank Nederland 4.375% 2025	500	508
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)1	1,100	1,131
Santander Holdings USA, Inc. 3.70% 2022	1,250	1,250
Travelers Companies, Inc. 4.00% 2047	105	103
Travelers Companies, Inc. 4.05% 2048	100	99
Travelers Companies, Inc. 4.10% 2049	950	942
UniCredit SpA 6.572% 20222	625	641
UniCredit SpA 4.625% 20272	605	573
UniCredit SpA 5.861% 20321,2	200	179
US Bancorp 2.05% 2020	1,650	1,629
Wells Fargo & Co. 2.625% 2022	1,150	1,129
Wells Fargo & Co. 3.55% 2023	1,450	1,472
Wells Fargo & Co. 3.75% 2024	4,930	5,025
		88,001
Health care 14.15%
Abbott Laboratories 2.90% 2021	1,285	1,285
Abbott Laboratories 3.40% 2023	821	829
Abbott Laboratories 3.75% 2026	31	31
Abbott Laboratories 4.90% 2046	170	187
AbbVie Inc. 2.50% 2020	100	99
AbbVie Inc. 2.30% 2021	80	79
AbbVie Inc. 2.85% 2023	600	584
AbbVie Inc. 4.45% 2046	1,901	1,673
AbbVie Inc. 4.875% 2048	625	587

American Funds Corporate Bond Fund — Page 2 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.00% 2020	$300	$300
Allergan PLC 3.45% 2022	3,584	3,571
Allergan PLC 3.80% 2025	324	320
Allergan PLC 4.75% 2045	350	324
AstraZeneca PLC 3.50% 2023	377	379
AstraZeneca PLC 3.375% 2025	740	728
AstraZeneca PLC 4.00% 2029	522	525
Bayer US Finance II LLC 3.875% 20232	750	748
Bayer US Finance II LLC 4.25% 20252	2,725	2,728
Bayer US Finance II LLC 4.375% 20282	4,675	4,554
Becton, Dickinson and Co. 2.675% 2019	49	49
Becton, Dickinson and Co. 2.894% 2022	1,210	1,198
Becton, Dickinson and Co. 3.363% 2024	1,150	1,132
Becton, Dickinson and Co. 3.70% 2027	2,090	2,027
Boston Scientific Corp. 2.85% 2020	150	150
Boston Scientific Corp. 3.375% 2022	400	401
Boston Scientific Corp. 3.45% 2024	300	301
Boston Scientific Corp. 3.75% 2026	1,590	1,592
Boston Scientific Corp. 4.00% 2029	1,075	1,077
Boston Scientific Corp. 4.70% 2049	195	197
Celgene Corp. 3.25% 2023	803	797
Cigna Corp. 3.75% 20232	400	405
Cigna Corp. 4.375% 20282	3,260	3,308
Cigna Corp. 4.80% 20382	690	690
Cigna Corp. 4.90% 20482	1,870	1,865
CVS Health Corp. 3.35% 2021	340	341
CVS Health Corp. 4.30% 2028	1,733	1,736
CVS Health Corp. 4.78% 2038	900	877
CVS Health Corp. 5.05% 2048	2,335	2,317
Eli Lilly and Co. 3.375% 2029	1,194	1,196
EMD Finance LLC 3.25% 20252	3,770	3,650
GlaxoSmithKline PLC 3.375% 2023	475	481
Johnson & Johnson 2.45% 2026	658	629
Johnson & Johnson 2.90% 2028	619	601
Laboratory Corp. of America Holdings 2.625% 2020	200	199
Laboratory Corp. of America Holdings 3.60% 2027	600	580
Medtronic, Inc. 3.50% 2025	200	203
Medtronic, Inc. 4.625% 2045	300	329
Merck & Co., Inc. 2.80% 2023	261	259
Merck & Co., Inc. 2.75% 2025	433	425
Novartis Capital Corp. 2.40% 2022	2,000	1,977
Pfizer Inc. 3.00% 2021	657	661
Pfizer Inc. 3.20% 2023	2,407	2,443
Shire PLC 2.40% 2021	831	813
Shire PLC 2.875% 2023	2,455	2,371
Shire PLC 3.20% 2026	1,255	1,178
Takeda Pharmaceutical Co., Ltd. 4.40% 20232	2,414	2,492
Takeda Pharmaceutical Co., Ltd. 5.00% 20282	7,478	7,832
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	4,859
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	512
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,196
UnitedHealth Group Inc. 2.125% 2021	100	99
UnitedHealth Group Inc. 3.50% 2024	545	553
UnitedHealth Group Inc. 3.75% 2025	400	411

American Funds Corporate Bond Fund — Page 3 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 4.45% 2048	$200	$209
WellPoint, Inc. 3.125% 2022	1,575	1,573
Zimmer Holdings, Inc. 3.15% 2022	400	397
		78,119
Utilities 12.41%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20252	650	664
AEP Transmission Co. LLC 4.25% 2048	200	203
Alliant Energy Finance LLC 3.75% 20232	377	380
Alliant Energy Finance LLC 4.25% 20282	377	376
American Electric Power Co., Inc. 3.65% 2021	1,600	1,619
American Electric Power Co., Inc. 4.30% 2028	4,743	4,896
CenterPoint Energy, Inc. 3.85% 2024	1,465	1,470
CenterPoint Energy, Inc. 4.25% 2028	230	232
Colbun SA 4.50% 2024	200	204
Colbun SA 3.95% 20272	400	386
Comision Federal de Electricidad 4.75% 20272	500	492
Consolidated Edison Co. of New York, Inc. 4.65% 2048	290	306
Dominion Resources, Inc. 2.962% 20191	300	300
DTE Electric Co 3.95% 2049	615	603
DTE Energy Co. 3.70% 2023	2,395	2,414
EDP Finance BV 5.25% 20212	400	412
EDP Finance BV 3.625% 20242	2,000	1,952
Electricité de France SA 4.95% 20452	200	195
Electricité de France SA 5.00% 20482	1,250	1,232
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)1,2	150	149
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)1	400	415
Emera US Finance LP 4.75% 2046	1,425	1,400
Empresa Nacional de Electricidad SA 4.25% 2024	150	153
Enel Chile SA 4.875% 2028	145	151
Enel Finance International SA 3.625% 20272	1,175	1,084
Enel Finance International SA 3.50% 20282	3,902	3,495
Enel Finance International SA 6.00% 20392	250	260
Enel Società per Azioni 8.75% 20731,2	1,000	1,090
Entergy Corp. 2.95% 2026	2,085	1,956
Eversource Energy 4.25% 2029	625	648
Exelon Corp. 3.497% 20221	3,125	3,105
FirstEnergy Corp. 3.90% 2027	4,330	4,291
FirstEnergy Corp. 3.50% 20282	1,000	948
Florida Power & Light Co. 3.99% 2049	500	497
Great Plains Energy Inc. 4.20% 2047	2,000	1,931
Gulf Power Co. 3.30% 2027	1,000	981
Iberdrola Finance Ireland 5.00% 20192	150	151
Interstate Power and Light Co. 3.25% 2024	1,000	989
IPALCO Enterprises, Inc. 3.70% 2024	400	394
Jersey Central Power & Light Co. 4.30% 20262	1,085	1,108
Metropolitan Edison Co. 4.30% 20292	200	203
Mississippi Power Co. 3.95% 2028	1,000	990
Mississippi Power Co. 4.25% 2042	2,125	1,958
National Grid PLC 3.15% 20272	265	253
New York State Electric & Gas Corp. 3.25% 20262	100	98
Niagara Mohawk Power Corp. 3.508% 20242	300	302
NiSource Finance Corp. 2.65% 2022	100	97

American Funds Corporate Bond Fund — Page 4 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.50% 2020	$1,481	$1,303
Pacific Gas and Electric Co. 2.45% 20224	725	624
Pacific Gas and Electric Co. 4.25% 20232,4	2,000	1,770
Pacific Gas and Electric Co. 2.95% 2026	1,313	1,083
Pacific Gas and Electric Co. 4.65% 20282,4	1,442	1,262
Pacific Gas and Electric Co. 3.95% 2047	200	157
Progress Energy, Inc. 7.00% 2031	525	668
Public Service Co. of Colorado 4.10% 2048	625	630
Public Service Enterprise Group Inc. 2.00% 2021	1,475	1,424
Public Service Enterprise Group Inc. 2.65% 2022	360	352
Puget Energy, Inc. 5.625% 2022	1,040	1,096
Puget Energy, Inc. 3.65% 2025	275	269
SCANA Corp. 6.25% 2020	500	511
SCANA Corp. 4.75% 2021	1,869	1,902
SCANA Corp. 4.125% 2022	600	605
South Carolina Electric & Gas Co. 4.25% 2028	3,000	3,200
South Carolina Electric & Gas Co. 5.30% 2033	846	931
Southern California Edison Co. 3.90% 2043	350	313
Southern California Edison Co. 4.65% 2043	260	259
Southern California Edison Co. 4.125% 2048	1,040	959
Tampa Electric Co. 4.45% 2049	500	498
Virginia Electric and Power Co. 4.60% 2048	1,180	1,242
		68,491
Energy 9.82%
Anadarko Petroleum Corp. 4.85% 2021	434	446
Andeavor Logistics LP 3.50% 2022	650	647
Baker Hughes, a GE Co. 3.337% 2027	425	403
Baker Hughes, a GE Co. 4.08% 2047	625	553
BP Capital Markets PLC 3.52% 2026	1,750	1,748
BP Capital Markets PLC 4.234% 2028	1,760	1,852
Canadian Natural Resources Ltd. 2.95% 2023	1,495	1,464
Canadian Natural Resources Ltd. 3.85% 2027	1,725	1,689
Canadian Natural Resources Ltd. 4.95% 2047	325	339
Cenovus Energy Inc. 3.00% 2022	260	251
Cenovus Energy Inc. 4.25% 2027	680	648
Cenovus Energy Inc. 5.40% 2047	3,173	3,017
Chevron Corp. 2.498% 2022	2,600	2,580
Chevron Corp. 2.954% 2026	140	138
Concho Resources Inc. 4.85% 2048	200	201
Enbridge Energy Partners, LP 4.375% 2020	60	61
Enbridge Energy Partners, LP 5.875% 2025	85	94
Enbridge Energy Partners, LP 7.375% 2045	1,510	2,037
Enbridge Inc. 2.90% 2022	825	812
Enbridge Inc. 4.00% 2023	750	764
Enbridge Inc. 3.50% 2024	1,100	1,087
Enbridge Inc. 3.70% 2027	896	880
Energy Transfer Partners, LP 4.20% 2027	373	364
Energy Transfer Partners, LP 6.125% 2045	125	131
Energy Transfer Partners, LP 5.30% 2047	1,065	1,008
Energy Transfer Partners, LP 5.40% 2047	2,351	2,265
Energy Transfer Partners, LP 6.00% 2048	1,893	1,967
Energy Transfer Partners, LP 6.25% 2049	734	791
EnLink Midstream Partners, LP 2.70% 2019	60	60

American Funds Corporate Bond Fund — Page 5 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EnLink Midstream Partners, LP 5.45% 2047	$1,015	$901
Equinor ASA 3.625% 2028	1,635	1,664
Exxon Mobil Corp. 2.222% 2021	2,000	1,983
Kinder Morgan Energy Partners, LP 3.50% 2023	850	850
Kinder Morgan, Inc. 3.15% 2023	610	604
Kinder Morgan, Inc. 4.30% 2028	475	480
Kinder Morgan, Inc. 5.05% 2046	375	372
Kinder Morgan, Inc. 5.20% 2048	475	481
Noble Energy, Inc. 4.95% 2047	720	675
Petróleos Mexicanos 5.50% 2021	460	467
Petróleos Mexicanos 3.50% 2023	550	514
Petróleos Mexicanos 6.875% 2026	440	439
Petróleos Mexicanos 6.50% 2029	1,410	1,337
Sabine Pass Liquefaction, LLC 5.625% 20211	380	393
Schlumberger BV 3.75% 20242	375	377
Schlumberger BV 4.00% 20252	1,815	1,832
Schlumberger BV 4.30% 20292	1,050	1,065
Shell International Finance BV 1.75% 2021	50	49
Shell International Finance BV 3.50% 2023	2,058	2,104
Shell International Finance BV 2.50% 2026	100	94
Shell International Finance BV 3.875% 2028	300	311
Total Capital International 3.70% 2024	890	913
Total Capital International 3.455% 2029	1,520	1,518
Total Capital SA 3.883% 2028	370	383
TransCanada PipeLines Ltd. 4.25% 2028	2,545	2,601
TransCanada PipeLines Ltd. 4.875% 2048	800	807
TransCanada PipeLines Ltd. 5.10% 2049	600	623
Williams Partners LP 4.50% 2023	2,000	2,065
		54,199
Consumer staples 9.77%
Altria Group, Inc. 3.80% 2024	275	275
Altria Group, Inc. 4.40% 2026	405	409
Altria Group, Inc. 4.80% 2029	3,570	3,570
Altria Group, Inc. 5.80% 2039	520	520
Altria Group, Inc. 5.95% 2049	2,900	2,903
Anheuser-Busch Co./InBev Worldwide 4.70% 20362	465	451
Anheuser-Busch Co./InBev Worldwide 4.90% 20462	3,300	3,182
Anheuser-Busch InBev NV 4.00% 2028	200	199
Anheuser-Busch InBev NV 4.75% 2029	550	575
Anheuser-Busch InBev NV 4.90% 2031	890	934
Anheuser-Busch InBev NV 5.45% 2039	310	326
Anheuser-Busch InBev NV 5.55% 2049	1,325	1,397
British American Tobacco PLC 2.297% 2020	1,000	986
British American Tobacco PLC 2.764% 2022	310	302
British American Tobacco PLC 3.222% 2024	1,210	1,166
British American Tobacco PLC 3.557% 2027	4,880	4,465
British American Tobacco PLC 4.54% 2047	3,005	2,442
Conagra Brands, Inc. 4.30% 2024	400	406
Conagra Brands, Inc. 4.60% 2025	1,080	1,097
Conagra Brands, Inc. 4.85% 2028	740	744
Conagra Brands, Inc. 5.40% 2048	625	588
Constellation Brands, Inc. 2.65% 2022	1,195	1,161
Constellation Brands, Inc. 2.70% 2022	20	20

American Funds Corporate Bond Fund — Page 6 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 3.20% 2023	$490	$483
Constellation Brands, Inc. 3.60% 2028	710	674
Constellation Brands, Inc. 4.10% 2048	200	172
Costco Wholesale Corp. 2.30% 2022	150	149
Costco Wholesale Corp. 2.75% 2024	150	149
Keurig Dr Pepper Inc. 3.551% 20212	625	629
Keurig Dr Pepper Inc. 4.057% 20232	4,810	4,866
Keurig Dr Pepper Inc. 4.417% 20252	420	428
Keurig Dr Pepper Inc. 4.597% 20282	870	880
Keurig Dr Pepper Inc. 5.085% 20482	1,966	1,914
Kraft Heinz Co. 3.50% 2022	1,650	1,645
Molson Coors Brewing Co. 1.45% 2019	100	99
Molson Coors Brewing Co. 2.25% 2020	325	322
Molson Coors Brewing Co. 2.10% 2021	750	730
Molson Coors Brewing Co. 3.00% 2026	250	230
Molson Coors Brewing Co. 4.20% 2046	880	749
Nestle Holdings, Inc. 3.35% 20232	2,200	2,238
Pernod Ricard SA 4.45% 20222	600	617
Philip Morris International Inc. 2.625% 2022	1,224	1,208
Philip Morris International Inc. 4.875% 2043	325	321
Philip Morris International Inc. 4.25% 2044	650	597
Procter & Gamble Co. 1.75% 2019	450	448
Reynolds American Inc. 4.45% 2025	225	227
Reynolds American Inc. 5.85% 2045	225	215
Wal-Mart Stores, Inc. 3.125% 2021	1,000	1,010
Wal-Mart Stores, Inc. 2.35% 2022	200	197
Wal-Mart Stores, Inc. 3.40% 2023	535	545
Wal-Mart Stores, Inc. 3.70% 2028	750	772
WM. Wrigley Jr. Co. 2.90% 20192	300	300
WM. Wrigley Jr. Co. 3.375% 20202	2,950	2,970
		53,902
Communication services 6.11%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.956% 20243	2,820	2,791
AT&T Inc. 4.35% 2029	2,985	2,977
AT&T Inc. 4.85% 2039	280	268
AT&T Inc. 4.35% 2045	1,000	875
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	200	201
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	200	207
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	200	187
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	2,280	2,216
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	875	831
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	2,185	2,190
Comcast Corp. 3.95% 2025	1,500	1,547
Comcast Corp. 4.15% 2028	875	902
Comcast Corp. 4.60% 2038	520	536
Comcast Corp. 4.00% 2047	490	455
Comcast Corp. 4.00% 2048	605	567
Comcast Corp. 4.70% 2048	1,475	1,538
Deutsche Telekom International Finance BV 1.95% 20212	250	242
Deutsche Telekom International Finance BV 2.485% 20232	1,175	1,126
Deutsche Telekom International Finance BV 4.375% 20282	2,328	2,359
Fox Corp. 4.03% 20242	85	87
Fox Corp. 4.709% 20292	2,560	2,659

American Funds Corporate Bond Fund — Page 7 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Fox Corp. 5.576% 20492	$465	$493
NBCUniversal Enterprise, Inc. 5.25% 20492	475	483
Verizon Communications Inc. 4.016% 20292	2,100	2,102
Verizon Communications Inc. 4.862% 2046	600	618
Vodafone Group PLC 3.75% 2024	1,000	997
Vodafone Group PLC 4.375% 2028	1,488	1,476
Vodafone Group PLC 5.25% 2048	2,700	2,582
WPP Finance 2010 3.75% 2024	200	193
		33,705
Consumer discretionary 5.14%
Amazon.com, Inc. 3.15% 2027	450	444
Amazon.com, Inc. 4.05% 2047	165	166
American Honda Finance Corp. 1.65% 2021	200	194
American Honda Finance Corp. 2.60% 2022	100	98
American Honda Finance Corp. 3.50% 2028	200	200
Bayerische Motoren Werke AG 2.15% 20202	100	99
Bayerische Motoren Werke AG 1.85% 20212	100	97
Bayerische Motoren Werke AG 2.00% 20212	400	392
Bayerische Motoren Werke AG 3.45% 20232	200	201
DaimlerChrysler North America Holding Corp. 2.25% 20202	425	422
DaimlerChrysler North America Holding Corp. 2.45% 20202	725	718
DaimlerChrysler North America Holding Corp. 2.70% 20202	1,250	1,240
DaimlerChrysler North America Holding Corp. 3.35% 20232	1,200	1,193
DaimlerChrysler North America Holding Corp. 3.65% 20242	1,825	1,818
DaimlerChrysler North America Holding Corp. 3.50% 20252	300	292
Ford Motor Credit Co. 3.664% 2024	768	698
Ford Motor Credit Co. 4.687% 2025	827	782
General Motors Co. 6.60% 2036	45	47
General Motors Co. 6.75% 2046	305	314
General Motors Co. 5.40% 2048	1,025	919
General Motors Co. 5.95% 2049	905	863
General Motors Financial Co. 3.55% 2021	200	200
General Motors Financial Co. 3.50% 2024	690	651
Home Depot, Inc. 3.90% 2028	125	130
Home Depot, Inc. 4.50% 2048	1,104	1,168
Hyundai Capital America 2.55% 20202	1,150	1,139
Hyundai Capital America 3.25% 20222	150	147
McDonald’s Corp. 4.45% 2047	950	928
McDonald’s Corp. 4.45% 2048	475	463
Morongo Band of Mission Indians 7.00% 20392	1,100	1,129
Newell Rubbermaid Inc. 2.60% 2019	10	10
Sands China Ltd. 5.40% 2028	1,800	1,831
Starbucks Corp. 3.10% 2023	600	599
Starbucks Corp. 3.80% 2025	2,835	2,878
Starbucks Corp. 4.00% 2028	615	625
Starbucks Corp. 3.75% 2047	200	172
Starbucks Corp. 4.50% 2048	685	662
Toyota Motor Credit Corp. 2.15% 2022	200	196
Toyota Motor Credit Corp. 2.70% 2023	1,025	1,011
Toyota Motor Credit Corp. 3.20% 2027	340	338
Toyota Motor Credit Corp. 3.05% 2028	384	376

American Funds Corporate Bond Fund — Page 8 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.25% 20232	$950	$968
Volkswagen Group of America Finance, LLC 4.75% 20282	1,575	1,566
		28,384
Industrials 4.66%
3M Co. 2.25% 2023	1,616	1,579
3M Co. 3.25% 2024	2,120	2,153
3M Co. 2.25% 2026	80	75
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20225	30	31
CSX Corp. 3.80% 2028	2,500	2,493
CSX Corp. 4.25% 2029	1,285	1,323
CSX Corp. 4.75% 2048	270	280
CSX Corp. 4.50% 2049	245	243
ERAC USA Finance Co. 2.70% 20232	1,750	1,670
GE Capital International Funding Co. 4.418% 2035	250	226
General Dynamics Corp. 3.75% 2028	1,100	1,128
General Electric Capital Corp. 3.373% 2025	750	722
Lockheed Martin Corp. 2.50% 2020	83	82
Lockheed Martin Corp. 3.10% 2023	135	135
Lockheed Martin Corp. 4.50% 2036	10	11
Lockheed Martin Corp. 4.70% 2046	150	162
Northrop Grumman Corp. 2.55% 2022	720	708
Northrop Grumman Corp. 3.25% 2028	800	767
Rockwell Collins, Inc. 2.80% 2022	390	385
Roper Technologies, Inc. 2.80% 2021	25	25
Siemens AG 2.70% 20222	250	247
Siemens AG 2.00% 20232	500	475
Siemens AG 3.125% 20242	600	596
Siemens AG 2.35% 20262	990	913
Union Pacific Corp. 3.95% 2028	350	358
Union Pacific Corp. 3.70% 2029	1,620	1,618
Union Pacific Corp. 4.50% 2048	635	639
Union Pacific Corp. 4.30% 2049	510	499
United Technologies Corp. 3.65% 2023	700	710
United Technologies Corp. 3.95% 2025	285	291
United Technologies Corp. 3.125% 2027	275	262
United Technologies Corp. 4.125% 2028	2,100	2,135
Westinghouse Air Brake Technologies Corp. 4.15% 2024	2,769	2,767
		25,708
Real estate 2.73%
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	34
American Campus Communities, Inc. 3.35% 2020	110	110
American Campus Communities, Inc. 3.75% 2023	1,350	1,349
American Campus Communities, Inc. 4.125% 2024	200	202
American Campus Communities, Inc. 3.625% 2027	1,890	1,798
Essex Portfolio LP 3.625% 2022	200	202
Essex Portfolio LP 3.50% 2025	70	69
Essex Portfolio LP 3.375% 2026	200	194
Essex Portfolio LP 4.00% 2029	1,740	1,735
Kimco Realty Corp. 3.40% 2022	1,525	1,521
Kimco Realty Corp. 3.30% 2025	1,000	973
Kimco Realty Corp. 4.125% 2046	265	235
Scentre Group 2.375% 20212	130	127

American Funds Corporate Bond Fund — Page 9 of 15

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group 3.50% 20252	$450	$443
Scentre Group 3.75% 20272	1,175	1,150
WEA Finance LLC 3.25% 20202	390	391
Westfield Corp. Ltd. 3.15% 20222	4,585	4,550
		15,083
Information technology 2.28%
Apple Inc. 2.10% 2022	170	166
Apple Inc. 2.30% 2022	250	246
Apple Inc. 2.90% 2027	375	362
Apple Inc. 3.00% 2027	500	487
Apple Inc. 3.20% 2027	800	791
Apple Inc. 3.35% 2027	370	370
Broadcom Ltd. 3.00% 2022	1,025	1,007
Broadcom Ltd. 3.625% 2024	575	559
Broadcom Ltd. 3.875% 2027	2,665	2,471
Broadcom Ltd. 3.50% 2028	2,814	2,494
Microsoft Corp. 1.55% 2021	800	780
Microsoft Corp. 2.40% 2022	250	248
Microsoft Corp. 3.30% 2027	455	458
Microsoft Corp. 4.25% 2047	150	160
Oracle Corp. 1.90% 2021	800	782
Visa Inc. 2.15% 2022	1,250	1,226
		12,607
Materials 1.83%
Chevron Phillips Chemical Co. LLC 3.30% 20232	390	389
Dow Chemical Co. 4.125% 2021	100	102
Dow Chemical Co. 4.80% 20282	1,400	1,455
Dow Chemical Co. 4.625% 2044	100	93
Dow Chemical Co. 5.55% 20482	290	306
DowDuPont Inc. 4.205% 2023	500	517
DowDuPont Inc. 4.725% 2028	1,965	2,055
DowDuPont Inc. 5.419% 2048	1,190	1,279
LYB International Finance BV 4.875% 2044	100	94
LyondellBasell Industries NV 6.00% 2021	200	212
Praxair, Inc. 3.00% 2021	100	100
Sherwin-Williams Co. 2.75% 2022	450	443
Sherwin-Williams Co. 3.125% 2024	600	584
Sherwin-Williams Co. 3.45% 2027	1,740	1,659
Sherwin-Williams Co. 4.50% 2047	195	182
Westlake Chemical Corp. 5.00% 2046	430	401
Westlake Chemical Corp. 4.375% 2047	260	220
		10,091
Total corporate bonds & notes		468,290
U.S. Treasury bonds & notes 6.95% U.S. Treasury 6.15%
U.S. Treasury 2.625% 2021	278	279
U.S. Treasury 2.625% 2021	258	259
U.S. Treasury 2.50% 2022	1,977	1,977
U.S. Treasury 2.625% 2023	2,640	2,652
U.S. Treasury 2.875% 2023	4,500	4,574

American Funds Corporate Bond Fund — Page 10 of 15

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 20246	$15,947	$15,938
U.S. Treasury 2.625% 2025	770	771
U.S. Treasury 2.875% 2028	180	182
U.S. Treasury 2.625% 2029	3,670	3,640
U.S. Treasury 3.125% 2048	88	88
U.S. Treasury 3.375% 2048	3,401	3,597
		33,957
U.S. Treasury inflation-protected securities 0.80%
U.S. Treasury Inflation-Protected Security 0.625% 20237	4,431	4,426
Total U.S. Treasury bonds & notes		38,383
Bonds & notes of governments & government agencies outside the U.S. 0.68%
PT Indonesia Asahan Aluminium Tbk 6.757% 20482	1,000	1,090
Saudi Arabia (Kingdom of) 4.375% 20292	875	894
Saudi Arabia (Kingdom of) 5.00% 20492	650	662
United Mexican States 4.15% 2027	1,150	1,137
		3,783
Municipals 0.25% Illinois 0.18%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	1,025	974
South Carolina 0.07%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	350	383
Total municipals		1,357
Asset-backed obligations 0.01%
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20212,8	33	33
Total bonds, notes & other debt instruments (cost: $511,415,000)		511,846
Short-term securities 7.00%
Bank of New York Co., Inc. 2.38% due 3/1/2019	13,650	13,649
Eli Lilly and Co. 2.41% due 3/12/20192	10,000	9,992
General Dynamics Corp. 2.43% due 3/27/20192	5,000	4,991
New York Life Capital Corp. 2.43% due 3/15/20192	10,000	9,990
Total short-term securities (cost: $38,624,000)		38,622
Total investment securities 99.74% (cost: $550,039,000)		550,468
Other assets less liabilities 0.26%		1,445
Net assets 100.00%		$551,913

American Funds Corporate Bond Fund — Page 11 of 15

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 2/28/201910 (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
5 Year U.S. Treasury Note Futures	Long	23	July 2019	$2,300	$2,635	$(5)
10 Year Ultra U.S. Treasury Note Futures	Short	66	June 2019	(6,600)	(8,544)	41
30 Year Ultra U.S. Treasury Bond Futures	Long	18	June 2019	1,800	2,873	(36)
						$—11

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 2/28/2019 (000)
2.5555%	3-month USD-LIBOR	1/8/2024	$8,010	$(3)	$—	$(3)

1	Step bond; coupon rate may change at a later date.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $151,508,000, which represented 27.45% of the net assets of the fund.
3	Coupon rate may change periodically.
4	Scheduled interest and/or principal payment was not received.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $31,000, which represented .01% of the net assets of the fund.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $232,000, which represented .04% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.
11	Amount less than one thousand.

American Funds Corporate Bond Fund — Page 12 of 15

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $9,400,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps was $2,918,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews

American Funds Corporate Bond Fund — Page 13 of 15

unaudited

changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$468,290	$—	$468,290
U.S. Treasury bonds & notes	—	38,383	—	38,383
Bonds & notes of governments & government agencies outside the U.S.	—	3,783	—	3,783
Municipals	—	1,357	—	1,357
Asset-backed obligations	—	33	—	33
Short-term securities	—	38,622	—	38,622
Total	$—	$550,468	$—	$550,468

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$41	$—	$—	$41
Liabilities:
Unrealized depreciation on futures contracts	(41)	—	—	(41)
Unrealized depreciation on interest rate swaps	—	(3)	—	(3)
Total	$—†	$(3)	$—	$(3)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.
†	Amount less than one thousand.

Key to abbreviations and symbol
Auth. = Authority
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars

American Funds Corporate Bond Fund — Page 14 of 15

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-032-0419O-S66162	American Funds Corporate Bond Fund — Page 15 of 15

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 25, 2019